UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06350
Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2011
Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (83.4%)
$12,750	ABAG Finance Authority for Nonprofit Corporations, Eskaton Village-Placerville Ser 2007	0.27%	04/07/11	$12,750,000
3,490	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (AGM Insd)	0.23	04/01/11	3,490,000
5,475	Antelope Valley-East Kern Water Agency Ser 2008 A-2 (COPs)	0.19	04/07/11	5,475,000
	Austin Trust,
2,220	California Educational Facilities Authority University of Southern California Ser 2009 A Custody Receipts Ser 2008-1207	0.31	04/07/11	2,220,000
7,400	California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	0.31	04/07/11	7,400,000
13,000	Los Angeles Unified School District Election 2005 Ser E Custody Receipts Ser 2008-1049 (AGM Insd)	0.31	04/07/11	13,000,000
6,525	Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	0.31	04/07/11	6,525,000
5,075	Sacramento Municipal Utility District Electric Ser 2008-U Custody Receipts Ser 2008-1134 (AGM Insd)	0.34	04/07/11	5,075,000
	Bay Area Toll Authority,
10,000	San Francisco Bay Area Toll Bridge 2006 Ser C-1	0.22	04/07/11	10,000,000
8,000	San Francisco Bay Area Toll Bridge 2008 Ser D-1	0.17	04/07/11	8,000,000
6,225	BB&T Municipal Trust, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.24	04/07/11	6,225,000
	California Educational Facilities Authority,
11,800	California Institute of Technology 2006 Ser A	0.22	04/07/11	11,800,000
20,000	California Institute of Technology 2006 Ser B	0.17	04/07/11	20,000,000
11,000	California Institute of Technology Ser 1994	0.22	04/07/11	11,000,000
5,465	California Lutheran University Ser 2004 A	0.27	04/07/11	5,465,000
6,650	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.24	04/07/11	6,650,000
	California Health Facilities Financing Authority,
8,800	Adventist Health System/West 1991 Ser B	0.19	04/07/11	8,800,000
30,800	Kaiser Permanente Ser 2006 C	0.23	04/07/11	30,800,000
9,790	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.20	04/07/11	9,790,000
9,505	Scripps Health Ser 2008 F	0.20	04/07/11	9,505,000
22,475	Sisters of Charity of Leavenworth Health System Ser 2003	0.23	04/07/11	22,475,000
43,950	Stanford Hospital Ser 2008 B-2	0.23	04/07/11	43,950,000
	California Infrastructure & Economic Development Bank,
5,750	Le Lycee Francais de Los Angeles Ser 2006	0.24	04/07/11	5,750,000
3,700	Los Angeles SPCA Ser 2002 A	0.24	04/07/11	3,700,000
16,355	SRI International Ser 2003 A	0.23	04/07/11	16,355,000
	California Statewide Communities Development Authority,
12,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.24	04/07/11	12,000,000
10,000	John Muir Health Ser 2008 B	0.25	04/07/11	10,000,000
15,000	Kaiser Permanente Ser 2009 C-1	0.23	04/07/11	15,000,000
20,000	Kaiser Permanente Ser 2009 C-3	0.23	04/07/11	20,000,000
13,000	Rady Children’s Hospital Ser 2008 C	0.21	04/07/11	13,000,000
9,120	SWEEP Loan Program Ser 2007 A	0.23	04/07/11	9,120,000
11,320	The Master’s College Ser 2002	0.23	04/07/11	11,320,000
41,500	University of San Diego Ser 2005	0.23	04/07/11	41,500,000
11,590	Castaic Lake Water Agency, Ser 1994 A (COPs)	0.21	04/07/11	11,590,000
	East Bay Municipal Utility District,
6,500	Wastewater System Ser 2011 A	0.27	02/01/12	6,500,000
6,000	Water System Sub Refg Ser 2008 A-2	0.18	04/07/11	6,000,000
10,000	Water System Sub Refg Ser 2008 A-3	0.18	04/07/11	10,000,000
17,300	Water System Sub Refg SIFMA Ser 2010 A-2	0.28	03/01/12	17,300,000
36,300	Water System Sub Ser 2007 A Eagle #20080018 Class A (AGM Insd)	0.25	04/07/11	36,300,000

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Eastern Municipal Water District,
$6,200	Water & Sewer Ser 2008 B (COPs)	0.20%	04/07/11	$6,200,000
20,070	Water & Sewer Ser 2008 E (COPs)	0.19	04/07/11	20,070,000
27,500	Water & Sewer Ser 2008 G (COPs)	0.18	04/07/11	27,500,000
2,000	Grossmont Union High School District, 2010 Election of 2008 Ser B ROCs II-R Ser 11929	0.25	04/07/11	2,000,000
2,700	Irvine Assessment District No 04-20, Improvement Bond Act 1915 Ser 2006 B	0.26	04/01/11	2,700,000
5,106	Irvine Assessment District No 94-15, Improvement Bond Act 1915	0.24	04/01/11	5,106,000
	J P Morgan Chase & Co,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487	0.32	04/07/11	8,515,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504	0.25	04/07/11	18,260,000
26,000	Long Beach, Memorial Health Services Ser 1991	0.23	04/07/11	26,000,000
12,015	Los Angeles, Wastewater System Sub Ser 2008 C	0.18	04/07/11	12,015,000
10,550	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.22	04/07/11	10,550,000
	Los Angeles Department of Water & Power,
5,200	Power System 2001 Ser B Subser B-2	0.19	04/07/11	5,200,000
16,000	Power System 2001 Ser B Subser B-5	0.17	04/07/11	16,000,000
20,600	Power System 2002 Ser A Subser A-5	0.20	04/07/11	20,600,000
11,300	Power System 2002 Ser A Subser A-6	0.21	04/07/11	11,300,000
15,000	Water System 2001 Ser B Subser B-1	0.16	04/07/11	15,000,000
4,880	Los Rios Community College District, Election 2002 Ser C PUTTERs Ser 2972 (AGM Insd)	0.25	04/07/11	4,880,000
	Metropolitan Water District of Southern California,
8,600	Water 1997 Ser B	0.22	04/07/11	8,600,000
8,000	Water 1997 Ser C	0.23	04/07/11	8,000,000
12,775	Water 1999 Ser C	0.24	04/07/11	12,775,000
11,300	Water 2000 Ser B-4	0.20	04/07/11	11,300,000
14,630	Water 2008 Ser A-1	0.19	04/07/11	14,630,000
4,445	Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.26	04/07/11	4,445,000
18,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	0.26	04/07/11	18,300,000
25,100	Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 C	0.19	04/07/11	25,100,000
20,650	Orange County Sanitation District Ser 2000 B (COPs)	0.25	04/01/11	20,650,000
3,120	Palo Alto, Election of 2008-Ser A 2010 ROCs II R-11859	0.25	04/07/11	3,120,000
2,940	Peralta Community College District, Election 2006 Ser B PUTTERs Ser 2682 (AGM Insd)	0.25	04/07/11	2,940,000
5,000	Pittsburg Public Financing Authority, Water Ser 2008	0.26	04/07/11	5,000,000
12,500	Rancho Water District Financing Authority Ser 2008 B	0.20	04/07/11	12,500,000
23,000	RBC Municipal Products Trust Inc, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.25	04/07/11	23,000,000
	Riverside County,
4,500	1985 Ser A (COPs)	0.25	04/07/11	4,500,000
4,000	1985 Ser B (COPs)	0.24	04/07/11	4,000,000
	Sacramento County Sanitation Districts Financing Authority,
11,000	Sub Lien Ser 2000 C	0.23	04/07/11	11,000,000
5,500	Sub Lien Ser 2008 E	0.22	04/07/11	5,500,000
	Sacramento Transportation Authority,
7,450	Measure A Sales Tax Ser 2009 A	0.20	04/07/11	7,450,000
16,200	Measure A Sales Tax Ser 2009 A	0.23	04/07/11	16,200,000
12,095	San Bernardino County Flood Control District, Judgment Ser 2008	0.19	04/07/11	12,095,000
20,500	San Francisco City & County Airport Commission, 2009 Second Ser 36-A	0.22	04/07/11	20,500,000
12,020	San Francisco City & County Finance Corporation, Moscone Center Ser 2008-2	0.20	04/07/11	12,020,000
10,800	Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A	0.23	04/07/11	10,800,000

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Santa Clara Valley Transportation Authority,
$10,950	Sales Tax Ser 2008 A	0.21%	04/07/11	$10,950,000
6,275	Sales Tax Ser 2008 B	0.20	04/07/11	6,275,000
25,700	Sales Tax Ser 2008 C	0.25	04/07/11	25,700,000
5,860	Sequoia Union High School District Ser 2005 B PUTTERs Ser 2905Z (AGM Insd)	0.25	04/07/11	5,860,000
5,250	Tahoe Forest Hospital District, Election 2007 Ser 2010 B ROCs II-R Ser 11863	0.45	04/07/11	5,250,000
30,050	Torrance, Torrance Memorial Medical Center Ser 2010 B	0.23	04/07/11	30,050,000
1,300	Turlock Irrigation District, 2001 Ser A (COPs)	0.20	04/01/11	1,300,000
23,000	Western Municipal Water District Facilities Authority Ser 2009 A	0.18	04/07/11	23,000,000
36,300	Whittier, Presbyterian Intercommunity Hospital Ser 2009 C	0.20	04/07/11	36,300,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,136,836,000)			1,136,836,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	California Tax-Exempt Short-Term Municipal Notes and Bonds (9.5%)
	California School Cash Reserve Program Authority,
18,800	2010-2011 Ser G Bonds, dtd 07/01/10	2.00%	06/01/11	0.90%	18,834,233
8,135	2010-2011 Ser N Bonds, dtd 04/14/11	2.50	12/30/11	0.83	8,230,993
3,645	2010-2011 Ser O Bonds, dtd 04/14/11	2.50	01/31/12	0.80	3,694,062
30,000	2010-2011 Ser P Bonds, dtd 04/14/11	2.50	01/31/12	0.90	30,379,800
4,700	California Statewide Communities Development Authority, Glenn County Ser 2010 A-2 TRANs, dtd 07/01/10	2.00	06/30/11	0.85	4,713,213
3,050	Imperial Community College District Ser 2010-11 TRANs, dtd 07/01/10	2.00	06/30/11	0.85	3,058,574
	Los Angeles County Schools Pooled Financing Program,
18,750	Pooled 2010-2011 Ser A TRANs, dtd 07/01/10	2.00	06/30/11	0.87	18,801,784
11,000	Pooled 2010-2011 Ser F-1 TRANs, dtd 03/31/11	2.00	02/01/12	0.85	11,104,598
6,550	Oxnard Financing Authority Ser 2010 BANs, dtd 06/16/10	2.00	06/25/11	1.15	6,562,817
18,000	San Diego County & School Districts Ser 2010 B-2 TRANs, dtd 07/01/10	2.00	04/29/11	0.90	18,015,070
6,170	Val Verde Unified School District Ser 2011 B TRANs, 03/31/11	2.00	10/03/11	0.75	6,208,846

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $129,603,990)				129,603,990

	California Tax-Exempt Commercial Paper (8.7%)
7,030	Los Angeles County Metropolitan Transportation Authority, 2nd Sub Sales Tax Ser A	0.28	05/12/11	0.28	7,030,000
	San Diego County Water Authority,
13,705	Ser 1	0.29	05/10/11	0.29	13,705,000
8,000	Ser 1	0.30	04/01/11	0.30	8,000,000
19,000	Ser 1	0.33	05/05/11	0.33	19,000,000
18,700	Ser 2	0.27	04/06/11	0.27	18,700,000
9,500	Ser 2	0.28	05/24/11	0.28	9,500,000
19,265	San Francisco County Transportation Authority, 2004 Ser A	0.30	05/09/11	0.30	19,265,000
	San Gabriel Valley Council of Governments,
9,000	Alameda Corridor-East GANs	0.31	06/06/11	0.31	9,000,000
15,000	Alameda Corridor-East GANs	0.31	06/08/11	0.31	15,000,000

	Total California Tax-Exempt Commercial Paper (Cost $119,200,000)				119,200,000

	California Closed-End Investment Companies (1.3%)
10,000	Nuveen California Investment Quality Municipal Fund Inc, VRDP Ser 1-956 (AMT)	0.50	04/07/11	0.50	10,000,000

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

$7,000	Nuveen Insured California Premium Income Municipal Fund 2 Inc, VRDP Ser 1-740 (AMT)	0.50%	04/07/11	0.50%	$7,000,000

	Total California Closed-End Investment Companies (Cost $17,000,000)				17,000,000

	Total Investments (Cost $1,402,639,990) (c)			102.9%	1,402,639,990
	Liabilities in Excess of Other Assets			(2.9)	(38,988,802)

	Net Assets			100.0%	$1,363,651,188

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

GANs	Grant Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

ROCs	Reset Option Certificates.

SWEEP	Statewide Easy Equipment Program.

TRANs	Tax Revenue Anticipation Notes.

VRDP	Variable Rate Demand Preferred.

(a)	Rate shown is the rate in effect at March 31, 2011.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.
Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

Active Assets California Tax-Free Trust
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments:
California Tax-Exempt Short-Term Variable Rate Municipal Obligations	$1,136,836,000	—	$1,136,836,000	—
California Tax-Exempt Short-Term Municipal Notes and Bonds	129,603,990	—	129,603,990	—
California Tax-Exempt Commercial Paper	119,200,000	—	119,200,000	—
California Closed-End Investment Companies	17,000,000	—	17,000,000	—

Total	$1,402,639,990	—	$1,402,639,990	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2.	Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets California Tax-Free Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
May 24, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011